Debt - Debt amounts outstanding (Details) - USD ($)	Jun. 30, 2015	Jun. 19, 2015	Dec. 31, 2014	Jun. 30, 2010
Debt Instrument [Line Items]
Long-term Debt	$ 3,645,100,000		$ 3,303,900,000
Less current portion of long-term debt	(105,300,000)		(76,500,000)
Long-term external debt	3,539,800,000		3,227,400,000
Due to related parties	324,100,000		346,500,000
Less current portion of related party debt	(145,800,000)		(40,400,000)
Long-term related party debt	178,300,000		306,100,000
Total external and related party debt	3,969,200,000		3,650,400,000
Rig Financing Agreements
Debt Instrument [Line Items]
Due to related parties	214,600,000		237,000,000
US$1,200 facility
Debt Instrument [Line Items]
Debt, face amount	1,200,000,000		1,200,000,000	$ 1,200,000,000
US$440 facility
Debt Instrument [Line Items]
Due to related parties	148,800,000		158,800,000
Debt, face amount	440,000,000		440,000,000
US$109.5 vendor financing facility
Debt Instrument [Line Items]
Due to related parties	109,500,000		109,500,000
Debt, face amount	109,500,000.0		109,500,000.0
US $420 Credit Facility
Debt Instrument [Line Items]
Debt, face amount	420,000,000	$ 420,000,000	420,000,000
Credit Facilities | Senior Secured Credit Facilities
Debt Instrument [Line Items]
Long-term Debt	2,909,200,000		2,881,000,000
Debt, face amount	1,800,000,000		1,800,000,000
Credit Facilities | US$1,200 facility
Debt Instrument [Line Items]
Due to related parties	65,800,000		78,200,000
Credit Facilities | US $1,450 Credit Facility
Debt Instrument [Line Items]
Long-term Debt	402,900,000		422,900,000
Debt, face amount	1,450,000,000		1,450,000,000
Credit Facilities | US $420 Credit Facility
Debt Instrument [Line Items]
Long-term Debt	$ 333,000,000		$ 0